Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events
Note 11 – Subsequent events

On October 3, 2013, the Company signed a demand note for $450,000, which accrues interest at 6%, to John N. Hatsopoulos, the Company's Chief Executive Officer.

From October 16, 2013 to November 14, 2013, 60 accredited investors purchased 744,378 shares of the Company's common stock at $4.50 per share, for an aggregate amount of $3,349,700.

On October 18, 2013, George N. Hatsopoulos elected to convert the outstanding principal balance of the debenture held by him of $90,967 into 75,806 shares of the Company's common stock at a conversion price of $1.20 per share. In addition, Mr. Hatsopoulos requested that the accrued interest earned in 2012 in the amount of $6,913 be converted into 2,161 shares of the Company's common stock at a conversion price of $3.20 per share and that the accrued interest earned on or after January 1, 2013 in the amount of $4,366 be converted into 970 shares of the Company's common stock at a conversion price of $4.50 per share.

On November 12, 2013, the Company entered into the Second Amendment to the Facilities, Support Services and Business Agreement, or the ADG Amendment, American DG Energy. The Amendment modifies the exclusivity arrangement of the Facilities, Support Services and Business Agreement between the Company and American DG Energy.

On November 12, 2013, Ilios entered into the First Amendment to the Sales Representative Agreement with American DG Energy Inc. The Amendment modifies and defines territories covered under the Agreement.

The Company has evaluated subsequent events through the date of this report and determined that no additional subsequent events occurred that would require recognition in the consolidated financial statements or disclosure in the notes thereto.

Note 16 — Subsequent events

On January 9, 2013, the Company purchased the assets, both tangible and intangible, required to manufacture the permanent magnet generator (PMG) used in its InVerde product. Prior to this purchase of assets from a vendor, Danotek Motion Technologies, Inc. manufactured our PMG.

On March 14, 2013, the Company received a prepayment for future 2013 purchases of modules, parts and service from a related party in the amount of $827,747. The Company will provide a discount on these prepaid purchases equal to 6% per annum on deposit balances.

On March 25, 2013, the Company secured a working capital line of credit with John Hatsopoulos, the Company’s Chief Executive Officer, in the amount of $1 million.

The Company’s common stock was split one-for-four effective July 22, 2013. All per share data and common stock information have been restated to reflect this split. The par value of the Company’s common stock remains $0.001 per share.

The Company has evaluated subsequent events through the date of this prospectus and determined that no additional subsequent events occurred that would require recognition in the consolidated financial statements or disclosure in the notes thereto.